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FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                            September, 2008
Payment Date                                                                                                      10/15/2008
Transaction Month                                                                                                          5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $22,814,906.50

PRINCIPAL:
 Principal Collections                                                                                       $127,305,548.83
 Prepayments in Full                                                                                          $41,677,852.94
 Liquidation Proceeds                                                                                          $3,515,842.86
 Recoveries                                                                                                       $29,033.40
                                                                                                                  ----------
   SUB TOTAL                                                                                                 $172,528,278.03
                                                                                                             ---------------
COLLECTIONS                                                                                                  $195,343,184.53

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $657,931.54
 Purchase Amounts Related to Interest                                                                              $3,704.12
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $661,635.66

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                          $0.00
Net Swap Receipt - Class A-3                                                                                           $0.00
Net Swap Receipt - Class A-4b                                                                                          $0.00
AVAILABLE FUNDS                                                                                              $196,004,820.19

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                           September, 2008
Payment Date                                                                                                     10/15/2008
Transaction Month                                                                                                         5

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00    $196,004,820.19
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00    $196,004,820.19
Servicing Fee                                     $4,557,760.91    $4,557,760.91       $0.00       $0.00    $191,447,059.28
Net Swap Payment - Class A-2b                       $343,750.00      $343,750.00       $0.00       $0.00    $191,103,309.28
Net Swap Payment - Class A-3                        $883,283.33      $883,283.33       $0.00       $0.00    $190,220,025.95
Net Swap Payment - Class A-4b                       $235,000.00      $235,000.00       $0.00       $0.00    $189,985,025.95
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00    $189,985,025.95
Interest - Class A-1 Notes                        $1,423,321.51    $1,423,321.51       $0.00       $0.00    $188,561,704.44
Interest - Class A-2a Notes                       $1,240,000.00    $1,240,000.00       $0.00       $0.00    $187,321,704.44
Interest - Class A-2b Notes                       $3,726,250.00    $3,726,250.00       $0.00       $0.00    $183,595,454.44
Interest - Class A-3 Notes                        $5,151,387.50    $5,151,387.50       $0.00       $0.00    $178,444,066.94
Interest - Class A-4a Notes                       $1,550,580.00    $1,550,580.00       $0.00       $0.00    $176,893,486.94
Interest - Class A-4b Notes                       $1,059,375.00    $1,059,375.00       $0.00       $0.00    $175,834,111.94
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00    $175,834,111.94
Interest - Class B Notes                            $852,143.33      $852,143.33       $0.00       $0.00    $174,981,968.61
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00    $174,981,968.61
Interest - Class C Notes                            $662,346.67      $662,346.67       $0.00       $0.00    $174,319,621.94
Third Priority Principal Payment                 $72,707,517.78   $72,707,517.78       $0.00       $0.00    $101,612,104.16
Interest - Class D Notes                            $798,767.50      $798,767.50       $0.00       $0.00    $100,813,336.66
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00    $100,813,336.66
Regular Principal Payment                       $542,516,820.70  $100,813,336.66       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $196,004,820.19

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $72,707,517.78
                                                                      Regular Principal Payment             $100,813,336.66
                                                                                                            ---------------
                                                                      TOTAL                                 $173,520,854.44

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $173,520,854.44         $123.94   $1,423,321.51            $1.02  $174,944,175.95            $124.96
Class A-2a Notes                 $0.00           $0.00   $1,240,000.00            $3.10    $1,240,000.00              $3.10
Class A-2b Notes                 $0.00           $0.00   $3,726,250.00            $2.82    $3,726,250.00              $2.82
Class A-3 Notes                  $0.00           $0.00   $5,151,387.50            $3.26    $5,151,387.50              $3.26
Class A-4a Notes                 $0.00           $0.00   $1,550,580.00            $4.30    $1,550,580.00              $4.30
Class A-4b Notes                 $0.00           $0.00   $1,059,375.00            $3.53    $1,059,375.00              $3.53
Class B Notes                    $0.00           $0.00     $852,143.33            $5.03      $852,143.33              $5.03
Class C Notes                    $0.00           $0.00     $662,346.67            $5.87      $662,346.67              $5.87
Class D Notes                    $0.00           $0.00     $798,767.50            $7.08      $798,767.50              $7.08
                                 -----                     -----------                       -----------
TOTAL                  $173,520,854.44                  $16,464,171.51                   $189,985,025.95

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                   September, 2008
Payment Date                                                                                                             10/15/2008
Transaction Month                                                                                                                 5

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $615,224,338.48             0.4394460     $441,703,484.04             0.3155025
Class A-2a Notes                                    $400,000,000.00             1.0000000     $400,000,000.00             1.0000000
Class A-2b Notes                                  $1,320,000,000.00             1.0000000   $1,320,000,000.00             1.0000000
Class A-3 Notes                                   $1,582,000,000.00             1.0000000   $1,582,000,000.00             1.0000000
Class A-4a Notes                                    $360,600,000.00             1.0000000     $360,600,000.00             1.0000000
Class A-4b Notes                                    $300,000,000.00             1.0000000     $300,000,000.00             1.0000000
Class B Notes                                       $169,300,000.00             1.0000000     $169,300,000.00             1.0000000
Class C Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
Class D Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $4,972,924,338.48             0.8636998   $4,799,403,484.04             0.8335626

POOL INFORMATION
 Weighted Average APR                                                              4.894%                                    4.892%
 Weighted Average Remaining Term                                                    49.96                                     49.26
 Number of Receivables Outstanding                                                306,742                                   299,132
 Pool Balance                                                           $5,469,313,095.66                         $5,292,827,901.55
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $4,943,914,635.17                         $4,787,316,820.70
 Pool Factor                                                                    0.8745045                                 0.8462858

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $52,928,279.02
Yield Supplement Overcollateralization Amount                                                                       $505,511,080.85
Targeted Overcollateralization Amount                                                                               $527,168,434.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $493,424,417.51

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                            $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                        September, 2008
Payment Date                                                                                                  10/15/2008
Transaction Month                                                                                                      5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                     1072     $3,327,994.25
(Recoveries)                                                                                        35        $29,033.40
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $3,298,960.85
Cumulative Net Losses Last Collection                                                                      $4,525,093.61
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $7,824,054.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.72%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT

31-60 Days Delinquent                                                       1.14%               3,026     $60,351,971.15
61-90 Days Delinquent                                                       0.14%                 347      $7,593,317.39
91-120 Days Delinquent                                                      0.04%                  83      $1,923,763.30
Over 120 Days Delinquent                                                    0.02%                  43      $1,016,898.16
                                                                            -----                  --      -------------
TOTAL DELINQUENT RECEIVABLES                                                1.34%               3,499     $70,885,950.00

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       325      $7,456,577.55
Total Repossesed Inventory                                                                        435     $10,587,064.01

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.2885%
Preceding Collection Period                                                                                      0.5614%
Current Collection Period                                                                                        0.7357%
Three Month Average                                                                                              0.5285%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0989%
Preceding Collection Period                                                                                      0.1223%
Current Collection Period                                                                                        0.1581%
Three Month Average                                                                                              0.1264%